Investments in Securities - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Unrealized losses on available-for-sale debt securities	$ 109	$ (69)	$ (476)